Reinsurance - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Reinsurance recoverable
Number of unaffiliated reinsurers | item	13
Reinsurance recoverable	$ 1,989	$ 2,490
Investments held by trust	1,560
Gross life insurance in force	435,850
Life insurance in force ceded to unaffiliated reinsurers	$ 63,697	$ 75,159	$ 83,166
Maximum
Reinsurance recoverable
Percent of morbidity risk ceded for term-life insurance policies (as a percent)	90.00%
A- | Reinsurer Concentration Risk | Allstate Financial
Reinsurance recoverable
Concentration risk, percentage	94.00%	78.00%
Non-affiliate
Reinsurance recoverable
Life insurance in force ceded to unaffiliated reinsurers	$ 63,700
Lincoln Benefit Life Company
Reinsurance recoverable
Investments held by trust	6,290
Prudential
Reinsurance recoverable
Reinsurance recoverable	1,280	$ 1,290
Citigroup Subsidiaries and Scottish Re
Reinsurance recoverable
Reinsurance recoverable	99	112
Scottish Re
Reinsurance recoverable
Reinsurance recoverable	$ 66	$ 73